Revenue from contracts with customers and trade receivables (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	[1],[2]	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	[1],[2]	Mar. 31, 2024 USD ($)	[1],[2]
Statements [Line Items]
Provision used during the year	₨ (4,816)
Effect of changes in foreign exchange rates	484
Refund Liability [Member]
Statements [Line Items]
Balance at the beginning of the year	5,297			₨ 4,579
Provision made during the year, net of reversals	5,666			4,784
Provision used during the year	(4,816)	$ (33)		(4,129)	$ (27)		$ (21)
Effect of changes in foreign exchange rates	467			63
Balance at the closing of the year	6,614			5,297
Current	6,614			5,297
Non-current	₨ 0			₨ 0

[1]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.
[2]	The Company’s overall provision for refund liability as of March 31, 2026 relating to the Company’s North America Generics business was U.S.$47, compared to a liability of U.S.$42 as of March 31, 2025. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.